Convertible debentures (Tables)	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
Schedule of gain on change in fair value

The fair values were determined using the assumptions below:

	December 13, 2024	December 31, 2024	March 31, 2025
Share price (CAD)	$5.85	$5.20	$11.08
Conversion price (CAD)	$6.25	$6.25	$6.25
Expected Volatility	98.04%	100.68%	106.93%
Risk free interest rate	2.78%	2.70%	2.61%
Expected life	3.00	2.95	2.70
Credit Spread	12.25%	12.25%	12.50%
Foreign exchange rate	0.7025	0.6952	0.6956
	January 20, 2025	February 7, 2025	February 26, 2025
Share price (CAD)	$4.90	$16.16	$8.27
Conversion price (CAD)	$4.85	$4.85	$4.85
Expected Volatility	93.66%	105.28%	104.91%
Risk free interest rate	2.99%	2.63%	2.70%
Expected life	3.00	2.95	2.90
Credit Spread	12.50%	12.50%	12.50%
Foreign exchange rate	0.6978	0.6994	0.6974
March 6, 2025
Share price (CAD)	$6.44
Conversion price (CAD)	$4.85
Expected Volatility	106.09%
Risk free interest rate	2.72%
Expected life	3.00
Credit Spread	12.50%
Foreign exchange rate	0.6989
March 28, 2025
Share price (CAD)	$11.08
Conversion price (CAD)	$6.60
Expected Volatility	108.64%
Risk free interest rate	2.61%
Expected life	3.00
Credit Spread	12.25%
Foreign exchange rate	0.6952

Schedule of convertible debentures

As of March 31, 2025, the Company had the following December 2024 Debenture balance outstanding:

Proceeds	$702,700
Value of conversion option	320,000
Value of warrants (Note 12 [b])	245,147
Initial recognition of debt	$137,553
Accretion expense	14,560
Balance, December 31, 2024	$152,113
Accretion expense	4,807
Balance, March 31, 2025	$156,920
Proceeds	$1,032,744
Value of conversion option	599,770
Value of warrants (Note 12 [c])	405,656
Initial recognition of debt – January 20, 2025	$27,318
Accretion expense	14,186
Balance, date of conversion – February 7, 2025	$41,504
Amount converted	(27,845)
Balance, February 7, 2025	$13,659
Accretion expense	7,519
Balance, date of conversion, February 26, 2025	$21,178
Amount converted	(21,178)
Balance, March 31, 2025	$-
Proceeds	$69,890
Value of conversion option	30,000
Value of warrants (Note 12 [d])	38,702
Initial recognition of debt - March 6, 2025 and date of conversion, March 25, 2025	$1,188
Amount converted	(1,188)
Balance, March 31, 2025	$-
Proceeds	$1,683,352
Value of conversion option	1,954,755
Value of warrants (Note 12 [e])	1,218,875
Loss on issuance of convertible	(1,490,278)
Initial recognition of debt - March 28, 2025	$-